Share-based Payments - Cash-settled Plans (Details) - Cash-settled Long Term Incentive Plan	12 Months Ended
	Dec. 31, 2017 employee $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 employee shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price at 30 December: | $ / shares	$ 128.62	$ 152.58
Share units outstanding at beginning of year	2,464,630	30,163
Share units granted during the year	2,572,437	2,537,000
Share units lapsed during the year	(507,597)	(100,490)
Share units exercised during the year	(59,852)	(2,043)
Share units outstanding at end of year	4,469,618	2,464,630	30,163
Number of employee recipients of long term share units | employee	2		2